Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	EA Series Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001592900
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 21, 2022
Document Effective Date	dei_DocumentEffectiveDate	Nov. 21, 2022
Prospectus Date	rr_ProspectusDate	Nov. 21, 2022
Alpha Architect Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Alpha Architect Tail Risk ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Alpha Architect Tail Risk ETF (the “Fund”) seeks to maximize total return through a combination of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table or example.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. As of the date of this Prospectus, the Fund has not yet commenced operations and portfolio turnover data therefore is not available. The portfolio turnover rate for the Arin Large Cap Theta Fund, a series of the Starboard Investment Trust (the “Predecessor Mutual Fund”), for the fiscal year ended February 28, 2022 was 449% of the average value of its investment portfolio. This portfolio turnover rate includes the turnover of short-term securities and differs from the amount listed in the Predecessor Mutual Fund's annual report.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	449.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The example reflects the Fund’s contractual expense limitation agreement for the term of the contractual expense limitation agreement. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”). The Fund will invest, under normal circumstances, in a portfolio of options contracts on securities that are linked to the performance of an index whose value is based on companies with market capitalizations that qualify them as “large cap” companies.

Arin Risk Advisors, LLC (the “Sub-Adviser”) considers a company to be a “large cap” company if its market capitalization is at least $10 billion. The Sub-Adviser utilizes one or more combinations of long and short put and call options, such as options on securities that are linked to the performance of the S&P 500 Index (the “Index”) (these options are known as “SPX Options”) in an effort to gain broad market exposure as well as to hedge the Fund’s market exposure and generate income. The Fund may, from time to time, also invest in options on other broad-based market indexes that represent the U.S. large-cap equity market. While the Fund invests in securities whose prices are affected by changes in the value of the Index, the Fund does not typically maintain full long investment exposure to the Index, does not track the Index, and its performance may differ significantly from that of the Index. The Fund may utilize either standard exchange-listed options or FLexible EXchange® Options (“FLEX Options”) or a combination of both.

The Fund’s three primary objectives are: (i) to gain a varying amount of market exposure to the Index; (ii) limit risk relative to a decline in the Index and profit from a market dislocation event; and (iii) generate a series of cash flows. The Sub-Adviser considers a market dislocation event (also known as a tail risk event) when the Index suffers an extreme market decline (generally greater than 25%) within a few months accompanied by a sustained increase in expected Index volatility (generally greater than 50) - see discussion of Protective Options below. Examples of historical market dislocation or tail risk events that have met both of these standards include the Financial Crisis of 2008-09 and the COVID-19 Pandemic of 2020.

In order to gain Index exposure, the Fund will sell SPX Options or a combination of SPX Options that are expected to allow the Fund to realize gains if the Index remains above certain price levels expressed by the strike prices of the Fund’s SPX Options contracts. Even if the Index price fails to appreciate in value, the Fund may realize gains from the option premiums paid to the Fund when such options expire worthless or when the value of such options decreases over time. These gains are attributable to the decrease in value of the SPX Options sold over time and is typically referred to as “theta”. In cases where the Index falls below certain price levels, the Fund will experience gains and losses that are in line with the movement of the Index. The difference between the Index price and the strike prices of the Fund’s SPX Options determines the extent of the Fund’s market exposure to the Index. If the Index price remains above the strike price, the Fund will have modest Index exposure. If the Index price trades below the strike price, the Fund will have greater Index exposure. In cases where the Index price rises above certain levels, then the Fund will experience gains only up to the amount of option premium initially received. The Fund’s investment exposure to the Index will generally vary between 100% exposure to the Index and -40% (i.e., short exposure to the Index), exclusive of the Protective Options as discussed below. The Fund’s exposure to the Index will depend on the mix of call options and put options in the Fund’s portfolio, and whether such options have been sold or purchased by the Fund.

The Fund’s total performance will be a function of its exposure to the Index over certain periods of time and the income and expenses of the option premiums. The Fund’s assets serve as collateral for options that are bought and sold in an attempt to gain market exposure to the Index. The SPX Options in the Fund’s portfolio each have a trading volume sufficient to preclude the Fund’s trades from influencing prices. The Fund may also use short SPX Options (short SPX Options generate immediate cash inflows in exchange for taking on the obligation of delivering cash at a future date) or long SPX Options (long SPX Options require an initial cash payment in exchange for the right to receive a future cash payment at a future date). The Fund may also utilize call or put spreads to limit the downside risk of the Fund. The Fund will purchase SPX call options or sell SPX put options (including spreads) when the Sub-Adviser believes the value of the Index will increase and will purchase SPX put options or sell SPX call options (including spreads) when the Sub-Adviser believes the value of the Index will decrease.

An option spread combines two or more option contracts as a single trade. The Fund sells one SPX Option and simultaneously buys an offsetting position in another SPX Option. When selling a spread, the maximum gain is the net premium collected and the maximum loss is equal to the difference in the respective strike prices, less the premium collected. The use of spreads may limit the Fund’s exposure to the Index depending upon the rate of change in the Index, the Sub-Adviser’s ability to adjust the position, and the pricing of the SPX Options used to create the spread. There may be instances where the Fund has no long market exposure and may temporarily have short market exposure. Such an instance may arise when the market either rises or falls at a rate in excess of the levels provided by the SPX Option contracts held by the Fund for long market exposure.

The following is an overview of the limitations on the Fund’s use of put and call options:

●	When the Fund sells call options, the Fund receives an option premium and will experience a loss if the Index rises above the call option strike price plus the premium collected;

●	When the Fund buys call options, the Fund pays a premium and will experience a loss if the Index fails to rise above the call option strike price plus the premium paid;

●	When the Fund sells put options, the Fund receives a premium and will experience a loss if the Index falls below the put option strike price less the premium collected; and

●	When the Fund buys put options, the Fund pays a premium and will experience a loss if the Index fails to fall below the put option strike price less the premium paid.

The Fund will purchase other SPX Options (“Protective Options”) that should appreciate during a market dislocation event. During other market periods, such as when the Index is increasing in value, the Protective Options will decrease the Fund’s return. When the Index falls below the strike prices of the Protective Options, the Fund will be negatively correlated to the Index. The Protective Options provide the Fund with potential reductions to its Index exposure (see above where Index exposure is typically between 100% exposure to the Index and -40%) and may cause the Fund’s Index exposure to fall below -40%. If the Index were to suddenly fall below the strike prices of the Protective Options, the Fund should experience a gain from the decline in the Index.

The SPX Option exposure from the Protective Options is referred to as the Fund’s “Protection Ratio”. This Protection Ratio represents the number of Protective Options expiring in greater than 40 days with strike prices that are at least five percent (5%) below the current Index value as compared to the number of SPX Options representing the investment of all the Fund’s assets (the Fund’s total net assets divided by the Index value divided by 100 units per contract). A higher Protection Ratio would generally mean the Fund owns relatively more Protective Options as compared to its net assets than when the Fund has a lower Protection Ratio. Purchasing the Protective Options during periods without any market dislocation events will cause the Fund’s return to be lower that it would have been had the Fund purchased fewer or no Protective Options. The Sub-Adviser seeks to keep the Protection Ratio above 10 and as high as possible while attempting to minimize this carrying cost. There may be periods where the high carrying cost of the Protective Options may result in Fund’s Protection Ratio remaining below 10. Furthermore, during a market dislocation event, the Fund expects its Protective Options to increase in value. When the Protective Options increase in value, the Fund may experience a high cost to continue holding all of its Protective Options and the Sub-Adviser may seek to sell some or all of the Protective Options.

The Sub-Adviser will also maintain a collateral portfolio that is designed primarily to serve as margin or collateral for the Fund’s options positions and secondarily to enhance the Fund’s return by generating income (the “Collateral Portfolio”). Under normal circumstances, the Fund will allocate approximately 20% of its capital to gain exposure to the Index, 1% to 10% of the Fund’s assets will be allocated to the Protective Options and the remaining cash will be utilized as part of the Collateral Portfolio. The Collateral Portfolio is comprised of cash or cash equivalents, including United States Treasury Securities, money-market instruments, money-market mutual funds, or option “box spreads” (“Box Spreads”), including ETFs that hold Box Spreads. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices).

The Sub-Adviser may invest up to 100% of the Collateral Portfolio in the Alpha Architect 1-3 Month Box ETF (the “1-3 Month Box ETF”). The 1-3 Month Box ETF is advised by Empowered Funds, LLC and is sub-advised by the Sub-Adviser. The 1-3 Month Box ETF is an actively managed ETF whose investment objective is to provide investment results that, before fees and expenses, equal or exceed the price and yield performance of an investment that tracks the 1-3 month sector of the United States Treasury Bill market. To achieve its principal investment strategy the 1-3 Month Box ETF primarily invests in Box Spreads.

The Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective. The Fund’s portfolio turnover rate is expected to be greater than 100%. A high portfolio turnover rate will increase the Fund’s brokerage commission costs, which will negatively impact the performance of the Fund.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Fund involves risk, including those described below. There is no assurance that the Fund will achieve its investment objective. An investor may lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. More complete risk descriptions are set forth below under the heading “Additional Information About the Fund’s Risks”.

Options Risk.

●	Selling or Writing Options. Writing option contracts can result in losses that exceed the seller’s initial investment and may lead to additional turnover and higher tax liability. The risk involved in writing a call option is that there could be an increase in the market value of the underlying or reference asset. An underlying or reference asset may be an index, equity security, or ETF. If this occurs, the call option could be exercised and the underlying asset would then be sold at a lower price than its current market value. In the case of cash settled call options such as SPX options, the call seller would be required to purchase the call option at a price that is higher than the original sales price for such call option. Similarly, while writing call options can reduce the risk of owning the underlying asset, such a strategy limits the opportunity to profit from an increase in the market value of the underlying asset in exchange for up-front cash at the time of selling the call option. The risk involved in writing a put option is that there could be a decrease in the market value of the underlying asset. If this occurs, the put option could be exercised and the underlying asset would then be sold at a higher price than its current market value. In the case of cash settled put options, the put seller would be required to purchase the put option at a price that is higher than the original sales price for such put option.

●	Buying or Purchasing Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. Since many factors influence the value of an option, including the price of the underlying asset, the exercise price, the time to expiration, the interest rate, and the dividend rate of the underlying asset, the buyer’s success in implementing an option buying strategy may depend on an ability to predict movements in the prices of individual assets, fluctuations in markets, and movements in interest rates. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position. When an option is purchased to hedge against price movements in an underlying asset, the price of the option may move more or less than the price of the underlying asset.

●	Box Spread Risk. A Box Spread is a synthetic bond created by combining different options trades that have offsetting spreads (e.g., purchases and sales on the same underlying instrument, such as an index or an ETF, but with different strike prices). If one or more of these individual option positions are modified or closed separately prior to the option contract’s expiration, then the Box Spread may no longer effectively eliminate risk tied to the underlying asset’s price movement. Furthermore, the Box Spread’s value is derived in the market and is in part, based on the time until the options comprising the Box Spread expire and the prevailing market interest rates. If the Fund (or an underlying ETF) sells a Box Spread prior to its expiration, then the Fund may incur a loss. The Fund’s ability to profit from Box Spreads is dependent on the availability and willingness of other market participants to sell Box Spreads to the Fund (or the underlying ETF) at competitive prices.

●	FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. In less liquid markets for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices. The value of FLEX Options will be affected by, among others, changes in the underlying share or equity index price, changes in actual and implied interest rates, changes in the actual and implied volatility of the underlying shares or equity index and the remaining time to until the FLEX Options expire. The value of the FLEX Options will be determined based upon market quotations or using other recognized pricing methods. During periods of reduced market liquidity or in the absence of readily available market quotations for the holdings of the Fund, the ability of the Fund to value the FLEX Options becomes more difficult and the judgment of the Fund’s Sub-Adviser (employing the fair value procedures adopted by the Board of Trustees of the Trust) may play a greater role in the valuation of the Fund’s holdings due to reduced availability of reliable objective pricing data.

Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed. Exchange listed options, including FLEX Options, are issued and guaranteed for settlement by the Options Clearing Corporation (“OCC”). The Fund’s investments are at risk that the OCC will be unable or unwilling to perform its obligations under the option contract terms. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses.

Cash and Cash Equivalents Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Market Risk. The Fund’s investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in interest rate sensitive markets. Interest rate markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, the investment’s average time to maturity, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

Equity Securities Risk. Investments in securities whose performance is linked to that of equity securities, such as SPX Options, may fluctuate in value in response to many factors, including the activities of the individual issuers included in the Index, general market and economic conditions, interest rates, and specific industry changes. Such price fluctuations subject the Fund to potential losses.

Large-Cap Securities Risk. Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

ETF Investing Risk. The Fund’s investment in other ETFs, including the Alpha Architect 1-3 Month Box ETF, may subject the Fund to additional risks than if the Fund would have invested directly in the ETF’s underlying securities. These risks include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities, an ETF may trade at a premium or discount to its net asset value, or an ETF may not replicate exactly the performance of the benchmark index it seeks to track. In addition, investing in an ETF may also be costlier than if the Fund had owned the underlying securities directly. The Fund and, indirectly, shareholders of the Fund, bear a proportionate share of an ETF’s expenses, which include management and advisory fees and other expenses. In addition, the Fund will pay brokerage commissions in connection with the purchase and sale of any ETFs in its portfolio.

Valuation Risk. Some portfolio holdings, potentially a large portion of the Fund’s investment portfolio, may be valued on the basis of factors other than market quotations. This may occur more often in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations.

Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time.

High Portfolio Turnover Risk. The Fund’s investment strategy is expected to result in a high portfolio turnover rate (100% or more). This will increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund.

U.S. Government Securities Risk. U.S. government securities risk refers to the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve credit risk greater than investments in other types of U.S. Government securities.

Management Risk. The Fund is actively managed and the Sub-Adviser’s ability to choose suitable investments and implement the strategies described above has a significant impact on the ability of the Fund to achieve its investment objectives. In addition, there is the risk that the investment process, techniques and analyses used by the Sub-Adviser will not produce the desired investment results and the Fund may lose value as a result.

Cybersecurity Risk. As part of its business, the Sub-Adviser processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Sub-Adviser and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.

ETF Risks.

●	Limited Number of Authorized Participants, Market Makers and Liquidity Providers. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In particular, the Fund will have a limited pool of APs that are able to transact in options, including FLEX Options, therefore the pool of competitive market markets for the Fund is expected to be small. This can result in increased costs to the Fund. To the extent that either of the following events occurs, Shares may trade at a material discount to net asset value (“NAV”) and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

●	Premium-Discount Risk. The Shares may trade above or below their NAV. The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on the CBOE BZX, Inc. (the “Exchange”) or other securities exchanges. The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares. Deviation between the Fund’s NAV and trading price poses a risk to investors when there is market stress because costs can increase substantially during such periods, which can lead directly to a widening of premiums or discounts to NAV.

●	Cost of Trading Risk. Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

●	Trading Risk. Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Shares on the Exchange may be halted. In stressed market conditions, the liquidity of the Fund’s Shares may begin to mirror the liquidity of its underlying portfolio holdings, which can be significantly less liquid than the Fund’s Shares, potentially causing the market price of the Fund’s Shares to deviate from its NAV. When buying or selling shares of the Fund in the secondary market, you will likely incur brokerage commission or other charges. In addition, you may incur the cost of the “spread” also known as the bid-ask spread, which is the difference between what investors are willing to pay for Fund shares (the “bid” price) and the price at which they are willing to sell Fund shares (the “ask” price). The bid-ask spread varies over time based on, among other things, trading volume, market liquidity and market volatility. Because of the costs inherent in buying or selling Fund shares, frequent trading may detract significantly from investment results and an investment in Fund shares may not be advisable for investors who anticipate regularly making small investments due to the associated trading costs.

Cash Creation Unit Risk. Unlike most other ETFs, the Fund expects to effect a substantial portion of its creations and redemptions for cash, rather than in-kind securities (although redemptions will also be done in-kind under certain circumstances). The use of cash creations and redemptions may also cause the Fund’s shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. As a practical matter, only institutions and large investors, such as market makers or other large broker dealers, also known as “authorized participants,” create or redeem shares directly through the Fund. Most investors will buy and sell shares of the Fund on an exchange through a broker-dealer. Cash creation and redemption transactions may result in certain brokerage, tax, execution, price movement and other costs and expenses related to the execution of trades resulting from such transactions. To offset these expenses, the Fund will collect fees from the applicable authorized participant to reimburse the Fund for any costs incurred by the Fund that result from a cash creation or redemption. The use of cash for redemptions will limit the tax efficiency of the Fund.

Geopolitical/Natural Disaster Risks. The Fund’s investments are subject to geopolitical and natural disaster risks, such as war, terrorism, trade disputes, political or economic dysfunction within some nations, public health crises and related geopolitical events, as well as environmental disasters, epidemics and/or pandemics, which may add to instability in world economies and volatility in markets. The impact may be short-term or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investor may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information indicates some of the risks of investing in the Fund.

The bar chart and table immediately following illustrate the variability of the Alpha Architect Tail Risk ETF’s returns and are meant to provide some indication of the risks of investing in the Fund. The Fund is adopting the performance of the Arin Large Cap Theta Fund, a series of the Starboard Investment Trust (the “Predecessor Mutual Fund”) as the result of the reorganization of the Predecessor Mutual Fund into the Fund (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows the changes in the Predecessor Mutual Fund’s performance from year to year. The Fund’s total net operating expense ratio is equivalent to the total net operating expense ratio of the Predecessor Mutual Fund. Returns in the bar chart and table for the Predecessor Mutual Fund have not been adjusted.

The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Predecessor Mutual Fund’s performance has varied from year to year. The table also demonstrates these risks by showing how the Predecessor Mutual Fund’s average annual returns compare with those of a broad-based index. Unlike the Predecessor Mutual Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available from the Fund’s website www.alphaarchitect.com/funds.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Fund by showing how the Predecessor Mutual Fund’s performance has varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.alphaarchitect.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest quarterly performance for the Predecessor Mutual Fund was 28.99% (for the quarter ended March 31, 2020). The lowest quarterly performance was -6.56% (for the quarter ended September 30, 2020).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	28.99%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.56%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For the periods ended December 31, 2021
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CAOS
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.63%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.63%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 64
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 202
Annual Return 2014	rr_AnnualReturn2014	2.96%
Annual Return 2015	rr_AnnualReturn2015	3.43%
Annual Return 2016	rr_AnnualReturn2016	0.95%
Annual Return 2017	rr_AnnualReturn2017	4.75%
Annual Return 2018	rr_AnnualReturn2018	(6.36%)
Annual Return 2019	rr_AnnualReturn2019	3.20%
Annual Return 2020	rr_AnnualReturn2020	22.42%
Annual Return 2021	rr_AnnualReturn2021	2.83%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	2.83%
5 Years	rr_AverageAnnualReturnYear05	4.97%
Since Inception	rr_AverageAnnualReturnSinceInception	4.56%	[3]
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	0.86%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.82%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.40%	[3],[4]
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	2.51%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.23%	[3],[4]
Alpha Architect Tail Risk ETF | Alpha Architect Tail Risk ETF | S&P 500 Total Return Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	28.71%
5 Years	rr_AverageAnnualReturnYear05	18.74%
Since Inception	rr_AverageAnnualReturnSinceInception	15.42%	[3]

[1]	Other Expenses are estimated for the current fiscal year.
[2]	The Adviser has contractually agreed to waive receipt of its management fees and/or assume expenses of the Fund, including any acquired fund fees or expenses (“AFFE”) related to the Fund’s investment in the Alpha Architect 1-3 Month Box ETF so that the total annual operating expenses of the Fund (excluding payments under the Fund’s Rule 12b-1 distribution and service plan (if any), brokerage expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses) do not exceed 0.63% of the Fund’s average daily net assets. Any AFFE associated with Fund investments in any other acquired funds are not included in the fee waiver. This agreement may only be changed or terminated by a vote of the holders of a majority of the Fund's outstanding voting securities.
[3]	The Predecessor Mutual Fund commenced operations on August 14, 2013.
[4]	This table shows returns for the Institutional Class Shares of the Predecessor Mutual Fund, which commenced operations on August 14, 2013. After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their mutual fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.